Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 96	$ 100
Deferred tax assets	179	262
Property and equipment	1,600	221
Government grants receivables	133	194
Tax receivables	232
Leasehold deposits	193	238
Total non-current assets	2,433	1,015
Current assets
Prepayments and other receivables	3,901	1,971
Deferred offering costs		1,729
Leasehold deposits	19
Tax receivables	1,612	1,416
Cash and cash equivalents	26,955	5,834
Total current assets	32,487	10,950
TOTAL ASSETS	34,920	11,965
EQUITY AND LIABILITIES
Share capital	3,132	2,648
Other reserves	55,745	31,669
Accumulated deficit	(31,078)	(27,279)
Total equity	27,799	7,038
Non-current liabilities
Lease liabilities	1,053
Provisions	52
Total non-current liabilities	1,105
Current liabilities
Lease liabilities	55	20
Trade payables	3,408	2,646
Other payables	2,553	2,261
Total current liabilities	6,016	4,927
Total liabilities	7,121	4,927
TOTAL EQUITY AND LIABILITIES	$ 34,920	$ 11,965